UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2017

Item 1. Schedule of Investments.

Zevenbergen Genea Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2017 (Unaudited)

Number of
Shares		Value
	COMMON STOCKS ― 93.6%
	CONSUMER DISCRETIONARY ― 46.6%
4,250	2U, Inc. (a)	$168,555
425	Amazon.com, Inc. (a)	376,779
1,325	MercadoLibre, Inc.	280,198
1,980	Netflix, Inc. (a)	292,664
9,320	Pandora Media, Inc. (a)	110,069
93	Priceline Group, Inc. (The) (a)	165,537
1,180	Tesla, Inc. (a)	328,394
3,850	Wayfair, Inc. Class A (a)	155,887
		1,878,083
	FINANCIAL SERVICES ― 7.8%
2,175	PayPal Holdings, Inc. (a)	93,568
6,550	Zillow Group, Inc. Class C (a)	220,539
		314,107
	PRODUCER DURABLES ― 3.5%
2,900	XPO Logistics, Inc. (a)	138,881

	TECHNOLOGY ― 35.7%
1,450	Activision Blizzard, Inc.	72,297
745	Alibaba Group Holding Limited ― ADR (a)	80,333
105	Alphabet Inc. Class A (a)	89,019
1,350	Ellie Mae, Inc. (a)	135,364
1,500	Facebook, Inc. Class A (a)	213,075
1,625	NVIDIA Corp.	177,011
500	Palo Alto Networks, Inc. (a)	56,340
1,385	Proofpoint, Inc. (a)	102,989
1,550	ServiceNow, Inc. (a)	135,579
3,000	Shopify, Inc. Class A (a)	204,270
3,300	Snap, Inc. Class A (a)	74,349
3,300	Twilio, Inc. Class A (a)	95,271
		1,435,897

	TOTAL COMMON STOCKS (Cost $2,898,597)	$3,766,968

Zevenbergen Genea Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2017 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENT― 1.1%
46,164	First American U.S. Treasury Money Market Fund - Class Z, 0.50% (b)	$46,164
	TOTAL SHORT-TERM INVESTMENT (Cost $46,164)	$46,164

	TOTAL INVESTMENTS ― 94.7%
	(Cost $2,944,761)	3,813,132
	Other Assets in Excess of Liabilities ― 5.3%	215,051
	TOTAL NET ASSETS ― 100.0%	$4,028,183

ADR	American Depository Receipt.
(a)	Non Income Producing.
(b)	Variable rate security. The rate disclosed is the annualized seven-day effective yield as of March 31, 2017.

The cost basis of investments for federal income tax purposes at March 31, 2017, was as follows*:

Cost of investments	$2,944,761
Gross unrealized appreciation	893,133
Gross unrealized depreciation	(24,762)
Net unrealized appreciation	$868,371

* Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the notes to financial statements section in the Fund's most recent annual report.

Zevenbergen Growth Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2017 (Unaudited)

Number of
Shares		Value
	COMMON STOCKS ― 99.6%
	CONSUMER DISCRETIONARY ― 34.4%
1,075	2U, Inc. (a)	$42,635
420	Amazon.com, Inc. (a)	372,347
175	Chipotle Mexican Grill, Inc. (a)	77,966
1,600	lululemon athletica, Inc. (a)	82,992
975	MercadoLibre, Inc.	206,183
2,150	Netflix, Inc. (a)	317,791
6,000	Pandora Media, Inc. (a)	70,860
95	Priceline Group, Inc. (The) (a)	169,097
2,900	Shake Shack, Inc. Class A (a)	96,860
1,200	Tesla, Inc. (a)	333,960
350	Ulta Beauty, Inc. (a)	99,831
		1,870,522

	FINANCIAL SERVICES ― 14.6%
2,225	Bank of the Ozarks, Inc.	115,722
4,550	Charles Schwab Corp. (The)	185,685
1,100	First Republic Bank	103,191
725	Signature Bank (a)	107,583
1,200	Visa, Inc. Class A	106,644
5,250	Zillow Group, Inc. Class C (a)	176,768
		795,593
	HEALTH CARE ― 19.3%
700	Alexion Pharmaceuticals, Inc. (a)	84,868
875	BioMarin Pharmaceutical, Inc. (a)	76,807
1,900	Celgene Corp. (a)	236,417
1,500	DexCom, Inc. (a)	127,095
5,325	Exact Sciences Corp. (a)	125,777
1,500	Medidata Solutions, Inc. (a)	86,535
1,150	Nevro Corp. (a)	107,755
700	Portola Pharmaceuticals, Inc. (a)	27,433
385	Regeneron Pharmaceuticals, Inc. (a)	149,191
1,100	Teladoc, Inc. (a)	27,500
		1,049,378

	PRODUCER DURABLES ― 5.4%
6,150	XPO Logistics, Inc. (a)	294,524

Zevenbergen Growth Fund SCHEDULE OF INVESTMENTS As of March 31, 2017 (Unaudited)

Number of Shares		Value

	TECHNOLOGY ― 25.9%
850	Adobe Systems, Inc. (a)	$110,611
200	Alphabet Inc. Class A (a)	169,560
1,375	Ellie Mae, Inc. (a)	137,871
2,100	Facebook, Inc. Class A (a)	298,305
1,700	Inphi Corp. (a)	82,994
1,550	Monolithic Power Systems, Inc.	142,755
1,200	Palo Alto Networks, Inc. (a)	135,216
875	Proofpoint, Inc. (a)	65,065
1,300	ServiceNow, Inc. (a)	113,711
1,450	Shopify, Inc. Class A (a)	98,730
2,000	Twilio, Inc. Class A (a)	57,740
		1,412,558

	TOTAL COMMON STOCKS (Cost $4,499,647)	$5,422,575

	SHORT-TERM INVESTMENT ― 1.2%
67,824	First American US Treasury Money Market Fund - Class Z, 0.50% (b)	67,824
	TOTAL SHORT-TERM INVESTMENT (Cost $67,824)	$67,824

	TOTAL INVESTMENTS ― 100.8%
	(Cost $4,567,471)	5,490,399
	Liabilities in Excess of Other Assets ― (0.8)%	(41,304)
	TOTAL NET ASSETS ― 100.0%	$5,449,095

(a)	Non Income Producing.
(b)	Variable rate security. The rate disclosed is the annualized seven-day effective yield as of March 31, 2017.

The cost basis of investments for federal income tax purposes at March 31, 2017, was as follows*:

Cost of investments	$4,567,471
Gross unrealized appreciation	1,017,602
Gross unrealized depreciation	(94,674)
Net unrealized appreciation	$922,928

* Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the notes to financial statements section in the Fund's most recent annual report.

Valuation of Investments (Unaudited)

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of March 31, 2017:

Zevenbergen Genea Fund

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$3,766,968	$-	$-	$3,766,968
Short-Term Investment	46,164	-	-	46,164
Total	$3,813,132	$-	$-	$3,813,132
Zevenbergen Growth Fund
Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$5,422,575	$-	$-	$5,422,575
Short-Term Investment	67,824	-	-	67,824
Total	$5,490,399	$-	$-	$5,490,399

Please refer to the Schedule of investments for further classification.

The Funds recognize transfers between Levels at the end of the reporting period.  There were no transfers between Levels at period end. There were no Level 3 securities held at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By         /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President and Principal Executive Officer

Date     May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By         /s/ Russell B. Simon
Russell B. Simon, Treasurer and Principal Financial Officer

Date     May 26, 2017